Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions
Management compensation

	Year Ended December 31,
	2020	2019	2018
	(€ in thousands)
Fixed compensation	761	782	781
Variable compensation	--	--	--
Compensation from stock option plan	353	353	360
Total	1,114	1,135	1,141

Other Related Parties

Name	Nature of relationship	Duration of relationship
Franz Industriebeteiligungen AG, Augsburg	Lessor	10/01/2003 - Current
Schlosserei und Metallbau Ederer, Dießen	Supplier	05/01/1999 - Current
Andreas Schmid Logistik AG, Gersthofen	Supplier	05/01/2017 - Current
Suzhou Meimai Fast Manufacturing Technology Co., Ltd, Suzhou	Minority shareholder of voxeljet China, Customer	04/11/2016 - Current
DSCS Digital Supply Chain Solutions GmbH, Gersthofen	Customer	05/11/2017 - Current
Michele Neuber	Employee	07/01/2019 - Current